INVESTMENTS IN REHABILITATION OBLIGATION FUNDS (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of investments in rehabilitation obligation funds [Abstract]
Sensitivity analysis for types of market risk [text block]

11

INVESTMENTS IN REHABILITATION OBLIGATION FUNDS

Amounts in R million	Note	2018	2017

Cash and cash equivalents in environmental rehabilitation trust funds		118.0	110.5
Opening balance		110.5	93.8
Transferred from non-current assets held-for-sale	23	-	9.9
Growth	6	7.5	6.8

Reimbursive right for environmental rehabilitation guarantees		126.0	117.2
Opening balance		117.2	108.3
Growth	6	8.8	8.9

		244.0	227.7

Amounts in R million	2018	2017

100bp increase	1.2	1.1
100bp (decrease)	(1.2)	(1.1)